Shareholder Report, Average Annual Return (Details) 196357_Roundhill Bitcoin Covered Call Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	23 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Bitcoin Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Bitcoin Covered Call Strategy ETF NAV
Average Annual Return, Percent	(3.45%)	21.97%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	21.50%